JPMorgan Corporate Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
BLOOMBERG U.S. CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.30%	2.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.17%)	(0.43%)	2.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	(0.17%)	2.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	0.58%	2.70%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.90%	(1.35%)	0.87%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	(0.31%)	1.32%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.